Selling Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	€ 4,252	€ 9,574
Personnel expenses
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	3,100	7,319
Other miscellaneous expenses
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	€ 1,152	€ 2,255